International Growth ETF Investment Strategy - International Growth ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The Fund invests primarily in equity securities of foreign companies. Typically, in implementing its strategy, the Fund invests in common stocks of large and mid-capitalization foreign companies with a history of above-average growth or those that the adviser believes are expected to enter periods of above-average growth. Large and mid-capitalization foreign companies are companies with market capitalizations equal to those within the universe of the MSCI ACWI ex-USA Growth Index at the time of purchase. The Fund will generally invest in companies located in at least three foreign countries, although it may invest a substantial portion of its assets in just one foreign country. The Fund may invest in issuers located in both developed foreign and emerging market countries. Developed foreign countries include Australia, Canada, Israel, Japan, New Zealand, Singapore, the United Kingdom, most of the countries of Western Europe and Hong Kong; emerging market countries include most of the other countries in the world. Effective June 1, 2026, under normal circumstances, the Fund invests at least 80% of its Assets in securities of growth companies. Growth companies are those that the adviser believes have strong growth potential, based on one or more of the following factors: projected future revenue growth, projected future earnings growth, historical revenue growth or historical earnings growth. “Assets” means net assets plus the amount of borrowings for investment purposes. The equity securities in which the Fund may invest include, but are not limited to, common stock, preferred securities, trust or partnership interests, depositary receipts and warrants and rights. The Fund may invest in securities denominated in any currency and will invest substantially in securities denominated in foreign currencies. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may utilize currency forwards (including nondeliverable forwards) to manage currency exposures, where practical, for the purpose of risk management, including hedging non-dollar currency exposure back to the U.S. dollar. The Fund may also use exchanged-traded futures for the efficient management of cash flows. Investment Process: In managing the Fund, the adviser employs a fundamental bottom-up approach that seeks to identify companies with strong growth and quality characteristics. The adviser identifies these companies through internal research and by subjecting them to a disciplined set of growth, quality and valuation criteria. Companies that display attractive characteristics and for which the growth is believed to be sustainable will be considered candidates for purchase. Conversely, companies become candidates for sale if the expected growth is believed to be at risk or when valuations are no longer attractive. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in securities and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive, and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund, while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors.